CONSOLIDATED FINANCIAL STATEMENT DETAILS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets:
Deferred income taxes	$ 34,381	$ 20,343
Prepaid expenses	23,942	22,877
Capitalized downloadable search toolbar costs, net	21,171	22,205
Production costs	17,717	20,099
Income taxes receivable	12,242	27,437
Other	52,077	43,378
Other current assets	161,530	156,339
Property and equipment, net:
Property and equipment, gross	559,262	503,423
Accumulated depreciation and amortization	(265,298)	(232,911)
Property and equipment, net	293,964	270,512
Other non-current assets:
Restricted cash - funds help in escrow for Meetic tender offer	71,512	0
Production Costs	22,423	0
Income taxes receivable	19,217	79,130
Other	51,533	39,100
Other non-current assets	164,685	118,230
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	85,006	51,537
Accrued revenue share expense	72,274	78,196
Accrued advertising expense	63,406	73,381
Income taxes payable	16,159	17,679
Unsettled treasury stock purchases	0	35,113
Other	114,193	99,326
Accrued Liabilities, Current	351,038	355,232
Buildings and leasehold improvements
Property and equipment, net:
Property and equipment, gross	246,283	238,652
Computer equipment and capitalized software
Property and equipment, net:
Property and equipment, gross	214,762	197,402
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	78,451	42,949
Projects in progress
Property and equipment, net:
Property and equipment, gross	14,649	19,303
Land
Property and equipment, net:
Property and equipment, gross	$ 5,117	$ 5,117